Share-based compensation - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Share option granted	0	0	0
Total fair values of options vested and recognized as expenses	$ 0	$ 0	$ 0
Unrecognized share-based compensation expenses	$ 0	$ 0